Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
Note 9 – Shareholders’ Equity

A.	Ordinary shares

1.	Ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if declared.

2.	During the period of September 11, 2000 (date of inception) through 2009, a total of 4,995,837 ordinary shares were issued by the Company in consideration of $4.2 million.

3.	In December 2013, upon the request of convertible-notes holders, the Company converted all of its outstanding convertible notes into 1,026,432 ordinary notes.

4.	In December 2013, upon the capital-notes holders’ request, the Company converted all of its capital notes into 1,043,928 ordinary shares with a par value of NIS 0.01 per share.

5.	On December 31, 2013, the Company signed an agreement with an investor in the Company in which the Company issued the investor 33,534 ordinary shares in consideration of $120 thousand.

6.
On February 3, 2014, the Company entered into a share purchase agreement with certain of its shareholders and new investors, pursuant to which the Company issued to such existing shareholders and new investors 560,224 ordinary shares at a price per share of $3.57 for a total consideration in the amount of approximately $2 million.

7.
During 2012, the Company granted Options to purchase 241,299 of its ordinary shares with a par value NIS 0.01 per share to the Chairman of its Board of Directors. On March 12, 2014, upon the IPO, the Chairman exercised the Options by way of a cashless exercise into 177,488 ordinary shares of the Company based upon the initial public offering price of $13.50 per share.

8.
On March 12, 2014, the Company completed an initial public offering (the “IPO”) and listed its ordinary shares on the NASDAQ Capital Market under the ticker symbol GLMD. In the IPO, the Company issued under 3.3 million shares to the market at a price of $13.50 per share (par value NIS 0.01 per share), for a total consideration of approximately $40 million, net of offering costs in the amount of approximately $4.2 million.

B.	Stock-based compensation

1.
During 2002, the Company granted 38,637 Options to purchase ordinary shares of the Company to a service supplier (the “Service Supplier”). The Options were fully vested at the grant date, as set forth in the agreement signed by the parties. The options exercise price is $1.50 per share. As of December 31, 2015, all the aforementioned options were outstanding.

2.
In December 2013, the Company granted 1,219,617 Options to purchase ordinary shares of the Company to certain consultants and directors. The options will vest over various periods not exceeding two years and will expire in September 2023. The option exercise price is between $0.01 and $3.57 per share. As of December 31, 2015, the amount of vested options is $825,228.

3.
In February 2014, the Company granted options to purchase 8,583 of its ordinary shares to a member of the Board of Directors. The options are fully vested and expire in September 2023. The exercise price is $3.57 per share, and the fair value of such options at the grant date was $95 thousand.

4.
In March 2014, the Company granted options to purchase 17,166 of its ordinary shares to a member of the Board of Directors. The options vest over three years and expire in September 2023. The exercise price is $3.57 per share, and the fair value of such options at the grant date was $190 thousand. As of December 31, 2015, the amount of vested options is $4,290.

5.
In December 2014, the Company granted 335,000 options to purchase ordinary shares of the Company to certain employees and consultants. The options will vest over four years and will expire in December 2024. The exercise price is $5.49 per share. As of December 31, 2015, the amount of vested options is $61,250.

6.
In May 2015, the Company granted 160,000 options to purchase ordinary shares of the Company to certain directors. The options will vest over four years and will expire in September 2024. The exercise price is $5.49 per share. As of December 31, 2015, none of the above mentioned options were vested.

7.
In March 2015, the Company granted 11,000 options to purchase ordinary shares of the Company to certain consultants. The options will vest over various periods not exceeding three years and will expire in March 2025. The exercise price is $9.73 per share. As of December 31, 2015, none of the above mentioned options were vested.

8.
In August 2015, the Company granted 100,000 options to purchase ordinary shares of the Company to certain employees and consultants. The options will vest over four years and will expire in August 2025. The exercise price is ranges between $9.13 and $10.14 per share. As of December 31, 2015, none of the above mentioned options were vested.

9.
Subsequent to the balance sheet date, In January 2016, the Company granted 242,500 options to purchase ordinary shares of the Company with a NIS 0.01 par value to certain employees and consultants, and as well 41,250 restricted stock units (the "RSU's"). The options and RSU's will vest over a period of four years and will expire 10 years from the grant date. The exercise price of the options is $7.61 per share.

10.
Subsequent to the balance sheet date, In February 2016, the Company granted 470,000 options to purchase ordinary shares of the Company with a NIS 0.01 par value to certain directors, and as well 37,500 restricted shares. The options and restricted shares will vest over a period of four years. The options will expire 10 years from the grant date. The exercise price of the options is $5.94 per share. The Grant is subject to the approval of the general shareholders meeting.

11.	A summary of the status of the Company’s option plans as of December 31, 2015 and 2014 and changes during the years then ended are presented below:

	December 31,
	2015		2014*)
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Options outstanding at beginning of year	1,619,003	$1.71	1,499,553	$1.17
Granted	271,000	$7.21	360,749	$5.35
forfeited	(136,250)	$7.37	-	-
Exercised	-	-	(241,299)	$3.57
Outstanding at end of year	1,753,753	$2.12	1,619,003	$1.71
Options exercisable at year end	1,338,097	$0.92	1,227,387	$1.41

*) Retroactively adjusted to reflect the 729:1 share split, which occurred upon the consummation of the Reorganization.

As of December 31, 2015 and 2014, the weighted-average remaining contractual term of the outstanding and exercisable options, excluding the 38,637 Options granted in 2002 that have no expiration date, is 9.45 and 8.81 years, respectively.

As of December 31, 2015 and 2014, all of the outstanding and exercisable options are “in the money” with aggregate intrinsic value of $10.3 million and $6.7 million, respectively.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2015 and 2014 is approximately $3.2 million and $2.4 million and is expected to be recognized over a weighted-average period of three years.